Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Cash, due and deposits with banks, Central bank funds sold and securities purchased under resale agreements	€ 8	€ 0
Financial assets at fair value through profit or loss	3	0
Financial assets available for sale	0	4
Loans	2,564	0
Property and equipment	62	15
Other assets	42	26
Assets classified as held for sale	2,679	45
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Deposits, Central bank funds purchased and securities sold under resale agreements	874	0
Financial liabilities at fair value through profit or loss	4	0
Long-term debt	0	0
Other liabilities	364	16
Total liabilities classified as held for sale	€ 1,242	€ 16